CAPITAL STOCK (Detail Textuals 2) (Stock Options, USD $)	1 Months Ended
	Feb. 29, 2004 Officers, directors and consultants	Jan. 31, 2006 Directors, officers, employees and non-investor relations consultants	Nov. 30, 2004 Directors, officers, employees and non-investor relations consultants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options issued	160,000	720,000	220,000
Per share price	$ 2.50
Expiration period	5 years